Class A Common Stock Subject to Possible Redemption (FY) (Details) - USD ($)	3 Months Ended			9 Months Ended	10 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2023	Dec. 31, 2021	Dec. 31, 2022
Subsidiary, Sale of Stock [Line Items]
Gross proceeds					$ 176,806,700
Issuance costs allocated to Class A common stock					(764,193)
Class A common stock subject to possible redemption			$ 13,332,597	$ 13,332,597		182,248,837
Class A common stock subject to possible redemption	$ 13,669,258			$ 13,669,258	182,248,837	13,332,597
Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Stockholder redemption realized gains in shares				16,737,241
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Gross proceeds					180,415,000
Initial accretion of carrying value to redemption value					25,012,764
Subsequent accretion of carrying value to redemption value					29,687	2,177,762
Class A common stock subject to possible redemption			13,332,597	$ 13,332,597		$ 182,248,837
Stockholder redemption realized gains in shares						16,737,241
Stockholder redemption realized gains						$ (171,094,002)
Class A common stock subject to possible redemption					182,248,837	13,332,597
IPO [Member] | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Gross proceeds					180,415,000
Issuance costs allocated to Class A common stock					(14,638,901)
Initial accretion of carrying value to redemption value					25,012,764
Subsequent accretion of carrying value to redemption value	34,856	$ 160,482	141,323		29,687	2,177,762
Class A common stock subject to possible redemption	13,634,402	13,473,920	13,332,597	13,332,597		182,248,837
Stockholder redemption realized gains						171,094,002
Class A common stock subject to possible redemption	$ 13,669,258	$ 13,634,402	$ 13,473,920	$ 13,669,258	182,248,837	$ 13,332,597
IPO [Member] | Redeemable Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds allocated to Public Warrants					(8,569,713)
IPO [Member] | Redeemable Warrants [Member] | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds allocated to Public Warrants					$ (8,569,713)